UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3)), the date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was September 24, 2013.

November 13, 2014
(Date of Report)

RREF 2013 LT2, LLC
(Exact name of securitizer as specified in its charter)

N/A	0001582179
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Edward C. Martinelli - (305) 485-2010
(Name and telephone number, including area code, of the person to contact in connection with this filing)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2014	RREF 2013 LT2, LLC (Securitizer)
By: /s/ Cheryl Baizan Name: Cheryl Baizan Title: Chief Accounting Officer